INTERNATIONAL SERIES, INC.

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                 March 29, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE: INTERNATIONAL SERIES, INC.
          1933 Act File No. 2-91776
          1940 ACT FILE NO. 811-3984

Dear Sir or Madam:


      The Semi-Annual Reports to Shareholders of the above-referenced Trust filed March 28, 2000 were filed in error. The filing was intended for another investment company, but was inadvertently filed under the CIK number for International Series, Inc. Kindly disregard yesterday's filing.

      If you have any questions, please call me at (412) 288-8157.

                                                Very truly yours,



                                                /s/ Amy S. Wilson
                                                Amy S. Wilson
                                                Compliance Analyst

Enclosures